Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Events After Reporting Period Text Block Abstract
Schedule of weighted average number of equity shares in issue and loss
	For the six month period ended June 30, 2022	For the six month period ended June 30, 2021

Loss for the year attributable to shareholders	(13,021)	(4,694)
Weighted average number of ordinary shares	18,005,932	9,224,389
Basic loss per share in USD	$(0.72)	$(0.51)